Provisions (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Provisions

Sales Returns and Allowances
NT$ (In Millions)
Year ended December 31, 2015
Balance, beginning of year	$10,445.5
Provision	17,723.2
Payment	(18,133.1)
Effect of acquisition of subsidiary	126.0
Effect of exchange rate changes	1.9

Balance, end of year	$10,163.5

Sales Returns and Allowances
NT$ (In Millions)
Year ended December 31, 2016
Balance, beginning of year	$10,163.5
Provision	36,519.3
Payment	(28,569.3)
Effect of exchange rate changes	(75.7)

Balance, end of year	$18,037.8

Year ended December 31, 2017
Balance, beginning of year	$18,037.8
Provision	44,833.6
Payment	(48,884.7)
Effect of exchange rate changes	(24.9)

Balance, end of year	$13,961.8